Capital disclosures - Narrative (Details) - USD ($)	Sep. 08, 2024	Dec. 31, 2024	Dec. 31, 2023
Revolving Credit Facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	$ 600,000,000	$ 500,000,000	$ 300,000,000
Revolving Credit Facility, Due April 2028
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	$ 400,000,000	300,000,000
Borrowings term	5 years
Revolving Credit Facility, Due April 2026
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility		$ 200,000,000
Borrowings term	3 years
Term Loan Commitment
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	$ 650,000,000